UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2002

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          NOVEMBER 12, 2002


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        50
FORM 13F INFORMATION VALUE TOTAL:              $215124

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1856     45933   Sole		     45933
Agilent Tech	Common	00846U101    190     14598   Sole		     14598
Am. Intl. Gr	Common	026874107    709     12955   Sole                    12995
Ashanti GoldfielCommon	043743202     85     15000   Sole                    15000
Automatic Data 	Common	053015103   3645    104824   Sole                   104824
Berkshire Hath	Common	084670991  50104       678   Sole                      678
Berkshire Hath	Common	084670207   4415      1791   Sole                     1791
Bristol-Myers 	Common	110122108    801     33638   Sole                    33638
Chevron Texaco  Common	166764100    490      7079   Sole                     7079
Cisco Systems	Common	17275R102   2679    255708   Sole                   255708
Coca-Cola Co.	Common	191216100  14258    297281   Sole                   297281
Emerson Elec.	Common	291011104    369      8405   Sole                     8405
ExxonMobil	Common	30231G102   1966     61633   Sole                    61633
First Data      Common	319963104   6854    245210   Sole                   245210
FreeMarkets Inc.Common	356602102    150     30342   Sole                    30342
General ElectricCommon	369604103   8991    364757   Sole                   364757
Gillette Co.	Common	375766102  13890    469249   Sole                   469249
Hewlett Packard	Common	428236103   1251    107221   Sole                   107221
H.J. Heinz Co.	Common	423074103    894     26789   Sole		     26789
Home Depot	Common	437076102    203      7791   Sole		      7791
IBM		Common	459200101    494      8476   Sole                     8476
Intel Corp.	Common	458140100   3696    266122   Sole                   266122
Johnson & JohnsoCommon	478160104  14621    270351   Sole                   270351
Linear TechnologCommon	535678106  10604    511800   Sole		    511800
Medtronic	Common	585055106  12029    285596   Sole                   285596
Mellon FinancialCommon  58551A108    452     17438   Sole                    17438
Merck & Co.	Common	589331107   4553     99616   Sole                    99616
Microsoft	Common	594918104   8887    203182   Sole                   203182
3M Company 	Common	604059105   1118     10164   Sole                    10164
Moody's Corp.	Common	615369105  19259    397100   Sole		    397100
National City 	Common	635405103   1269     44496   Sole                    44496
North Fork Banc Common  659424105    255      6744   Sole                     6744
Paychex Inc     Common  704326107    258     10650   Sole                    10650
PepsiCo		Common	713448108    428     11587   Sole                    11587
Pfizer Inc.	Common	717081103   2887     99471   Sole                    99471
PNC Bank Corp.	Common	693475105    278      6587   Sole                     6587
PPG Industries	Common	693506107    310      6946   Sole                     6946
Procter & GambleCommon	742718109   1452     16244   Sole                    16244
Target Corp.	Common	87612E106    241      8160   Sole		      8160
Transaction SystCommon  893416107   6782   1093800   Sole                  1093800
Teppco Partners L.P.	872384102    315     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    278    133233   Sole		    133233
Unitrin Inc.	Common	913275103    231      7540   Sole                     7540
Valspar Corp.	Common	920355104    228      6100   Sole                     6100
Walgreen Co.	Common	931422109    623     20250   Sole                    20250
Wal-mart Stores Common  931142103    319      6476   Sole                     6476
Walt Disney Co.	Common	254687106    284     18771   Sole                    18771
Wells Fargo	Common	949746101    674     14000   Sole                    14000
Wm. Wrigley Jr. Common	982526105   7778    157170   Sole                   157170
Wyeth           Common  983024100    721     22673   Sole                    22673